Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Statement Of Cash Flows [Abstract]
Proceeds from issuance of new share capital, issuance costs	$ 100,499